Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
DERIVATIVE FAIR VALUE OF DERIVATIVE NET [Abstract]
Fair value of financial instruments

	December 31, 2013		December 31, 2012
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$ 86,569	$ 86,569	$ 45,538	$ 45,538
Accounts receivable, net	$ 21,503	$ 21,503	$ 29,122	$ 29,122
Accounts payable	$ (18,500)	$ (18,500)	$ (34,747)	$ (34,747)
Senior notes	$ (290,000)	$ (314,650)	$ (200,000)	$ (198,200)
Capital lease obligations	$ (23,759)	$ (23,759)	$ (25,112)	$ (25,112)
Long-term debt, including current portion	$ (528)	$ (528)	$ (598)	$ (598)

Fair value measurements on a recurring basis
Fair Value Measurements at December 31, 2013
	Total	Level I	Level II	Level III
Cash and cash equivalents	$ 86,569	$ 86,569	$ —	$ —
Senior Notes	$ (314,650)	$ (314,650)	$ —	$ —
Capital lease obligations(1)	$ (23,759)	$ —	$ (23,759)	$ —
Long-term debt(1)	$ (528)	$ —	$ (528)	$ —

Fair Value Measurements at December 31, 2012
	Total	Level I	Level II	Level III
Cash and cash equivalents	$ 45,538	$ 45,538	$ —	$ —
Senior Notes	$ (198,200)	$ (198,200)	$ —	$ —
Capital lease obligations(1)	$ (25,112)	$ —	$ (25,112)	$ —
Long-term debt(1)	$ (598)	$ —	$ (598)	$ —